BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Eagle Ford acquisition one
BUSINESS COMBINATIONS
Schedule of fair value of assets and liabilities as at the date of acquisition

The following table reflects the fair value of the assets acquired and the liabilities assumed as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	$16,628
Fair value of liabilities assumed:
Restoration provision	(747)
Net assets acquired	$15,881

Purchase price:
Cash consideration	$15,881
Total consideration paid	$15,881

Eagle Ford acquisition two
BUSINESS COMBINATIONS
Schedule of fair value of assets and liabilities as at the date of acquisition

The following table reflects the fair value of the assets acquired and the liabilities as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	7,348
Fair value of liabilities assumed:
Restoration provision	(118)
Net assets acquired	$7,230

Purchase price:
Cash consideration	$7,230
Total consideration paid	$7,230